FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Foreign currency risk
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 113,778	R$ 19,036
Foreign currency risk | Cross currency swap
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 9,507	R$ 0
Interest rate risk
FINANCIAL INSTRUMENTS
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 32,377	R$ 55,964
Products sold price risk
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 824,122	R$ 783,451
Raw materials and commodity price risk
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 486,066	R$ 437,210
Commodity contracts
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 2,899	R$ 4,892